TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
TRADE PAYABLES

17.	TRADE PAYABLES

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Trade payables	20,326	100	14

The aging analysis of trade payables as of December 31, 2022 and 2023 is as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Within 1 year	4,139	—	—
Between 1 and 2 years	5,438	—	—
Over 2 years	10,749	100	14

Total	20,326	100	14

Trade payables are mainly due to subcontractors of construction services and the vendors of labor service.